Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

	12-31-2025	12-31-2024
	ARS 000	ARS 000

Non-current:

Materials and spare parts	26,365,488	19,100,422
Provision for impairment in value (Note 10.1)	(13,749,121)	(13,471,645)
	12,616,367	5,628,777

Current:

Materials and spare parts	27,760,060	28,625,302
Forest inventories	481,205	43,708
Fuel oil	7,461	9,815
Gas oil	7,477	9,835
	28,256,203	28,688,660

Schedule of provision for obsolete inventory

	12-31-2025					12-31-2024
Item	At beginning	Increases	Decreases	Recoveries	At end	At end

Inventories	13,471,645	930,610	—	(653,134)	13,749,121	13,471,645
Total 12-31-2025	13,471,645	930,610	—	(653,134)	13,749,121
Total 12-31-2024	11,708,475	1,763,170	—	—		13,471,645